Fair Value Measurements - Summary of Financial Assets and Liabilities are Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities
Derivative liability related to loan		$ 494	$ 390
Fair Value Measurements Recurring
Assets
Restricted cash	$ 263	263	262
Total assets	62,367	23,047	55,553
Liabilities
Derivative liability related to loan		494	390
Total liabilities		494	390
Fair Value Measurements Recurring | Money Market Funds
Assets
Cash equivalents - money market funds	62,104	22,784	55,291
Fair Value Measurements Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets	62,104	22,784	55,291
Fair Value Measurements Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Money Market Funds
Assets
Cash equivalents - money market funds	62,104	22,784	55,291
Fair Value Measurements Recurring | Significant Other Observable Inputs (Level 2)
Assets
Restricted cash	263	263	262
Total assets	$ 263	263	262
Fair Value Measurements Recurring | Significant Unobservable Inputs (Level 3)
Liabilities
Derivative liability related to loan		494	390
Total liabilities		$ 494	$ 390